Filed with the Securities and Exchange Commission on November 29, 2017

1933 Act Registration File No. 333-165633
1940 Act File No. 811-22397

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 20	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
(Check appropriate box or boxes.)

IronBridge Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:  (630) 684-8300

John G. Davis
One Parkview Plaza, Suite 700
 Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)

Copies to:
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
 Chicago, Illinois 60601
Attention: Arthur Don and Paul Morton

It is proposed that this filing will become effective

[x]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 18, filed on October 30, 2017.  The sole purpose of this Post-Effective Amendment No. 20 is to file exhibits.

PART C

 OTHER INFORMATION

Item 28.     Exhibits

See “Exhibit Index.”

Item 29.     Persons Controlled by or under Common Control with Registrant

Registrant neither controls any person nor is under common control with any other person.

Item 30.     Indemnification

Section 7.4 of the Registrant’s Articles of Incorporation provides as follows:

7.4
Indemnification.  The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the general laws of the State of Maryland and the 1940 Act.  The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law.  Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled.  The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or who is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the Corporation would have had the power to indemnify against such liability.  The rights provided to any person by this Article 7.4 shall be enforceable against the   Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein.  No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

Section 6.1 of the Registrant’s By-Laws provides as follows:

6.1 Indemnification.  The Corporation shall indemnify (a) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the 1940 Act, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law.  The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled.  The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law.

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.     Business and Other Connections of Investment Adviser

RMB Capital Management, LLC (“Adviser”) serves as the investment adviser with respect to each of the Registrant’s three series, all of which are discussed in this registration statement.  The Adviser is registered with the SEC as a registered investment adviser. The business and other connections of the Adviser, as well as the names and titles of the executive officers and general partner of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

To the best of Registrant’s knowledge, none of the Adviser’s general partners, members or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted above and in the “Investment Adviser” section of the Registrant’s Statement of Additional Information, which is incorporated herein by reference.

Item 32.     Principal Underwriters

(a)
Pursuant to information provided by Quasar Distributors, LLC (the “Distributor”), the Registrant’s principal underwriter, the Distributor also acts as principal underwriter for the following investment companies:

Academy Funds Trust	LoCorr Investment Trust
Advisors Series Trust	Lord Asset Management Trust
Aegis Funds	MainGate Trust
Allied Asset Advisors Funds	Managed Portfolio Series
Alpha Architect ETF Trust	Manager Directed Portfolios
Alpine Equity Trust	Matrix Advisors Fund Trust
Alpine Income Trust	Matrix Advisors Value Fund, Inc.
Alpine Series Trust	Merger Fund
Amplify ETF Trust	Monetta Trust
Angel Oak Funds Trust	Nicholas Equity Income Fund, Inc.
Barrett Opportunity Fund, Inc.	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBB Fund, Inc.
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Sims Total Return Fund, Inc.
Glenmede Portfolios	Stone Ridge Trust
GoodHaven Funds Trust	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Stone Ridge Trust V
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TrimTabs ETF Trust
Horizon Funds	Trust for Professional Managers
Hotchkis & Wiley Funds	Trust for Advised Portfolios
Intrepid Capital Management Funds Trust	USA Mutuals
IronBridge Funds, Inc.	Wall Street EWM Funds Trust
Jacob Funds, Inc.	Westchester Capital Funds
Jensen Portfolio, Inc.	Wisconsin Capital Funds, Inc.
Kirr Marbach Partners Funds, Inc.	YCG Funds
LKCM Funds

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  The Distributor is a wholly-owned subsidiary of U.S. Bancorp, a publicly traded company on the New York Stock Exchange under the ticker symbol USB.

(b)	The following table contains the information required by this Item 32(b) with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None

(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.     Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Investment Adviser	RMB Capital Management, LLC One Parkview Plaza, Suite 700 Oakbrook Terrace, Illinois 60181
Registrant’s Custodian	U.S. Bank, N.A. 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Transfer Agent, Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Suite 302 Milwaukee, Wisconsin 53202
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Item 34.     Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.     Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Oakbrook Terrace, and State of Illinois, on November 29, 2017.

IRONBRIDGE FUNDS, INC. (Registrant)

By: /s/ Walter H. Clark
Walter H. Clark
 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date

/s/ John G. Davis	Chief Compliance Officer	November 29, 2017
John G. Davis

/s/ Maher Harb*	Chief Financial Officer, Treasurer and Secretary	November 29, 2017
Maher Harb	(principal financial officer and principal
accounting officer)

/s/Frank A. Passantino* Frank A. Passantino	First Vice President, Assistant Secretary and Anti-Money Laundering Compliance Officer	November 29, 2017

/s/Krista Rivers*	Senior Vice President	November 29, 2017
Krista Rivers

/s/Margaret M. Eisen*	Director	November 29, 2017
Margaret M. Eisen

/s/ Walter H. Clark*	Director, President and Chief Executive Officer	November 29, 2017
Walter H. Clark	(principal executive officer)

/s/ James W. Haugh*	Director	November 29, 2017
James W. Haugh

/s/ James M. Snyder*	Director	November 29, 2017
James M. Snyder

* John G. Davis signs this document on behalf of each of the persons indicated and on the date indicated pursuant to the powers of attorney filed as Exhibit 28(q) to the Registrant’s registration statement file number 333-165633 on November 29, 2017.

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference to:	Filed Herewith	To be filed by Amendment

(a.1)	Registrant’s Articles of Incorporation	Exhibit 28(a) to Registrant’s registration statement filed on Form N-1A on March 23, 2010 (SEC file no. 333-165633)
(a.2)	Articles of Amendment dated May 27, 2010, to the Registrant’s Articles of Incorporation	Exhibit 28(a.2) to Registrant’s pre-effective amendment 1 to its registration statement filed on Form N-1A on June 8, 2010 (SEC file no. 333-165633)
(a.3)	Articles Supplementary to Articles of Incorporation of the Registrant, filed amendment number 4 December 3, 2010	Exhibit 28(a.3) to Registrant’s post-effective amendment number 4 to its registration statement filed on Form N-1A on December 10, 2010 (SEC file no. 333-165633)
(a.4)	Articles Supplementary to Articles of Incorporation of the Registrant, filed August 24, 2012	Exhibit 28(a.4) to Registrant’s post-effective amendment number 9 to its registration statement filed on Form N-1A on October 24, 2013 (SEC file no. 333-165633)
(a.5)	Articles Supplementary to Articles of Incorporation of the Registrant, filed December 18, 2012	Exhibit 28(a.5) to Registrant’s post-effective amendment number 9 to its registration statement filed on Form N-1A on October 24, 2013 (SEC file no. 333-165633)
(b)	Registrant’s By Laws	Exhibit 28(b) to Registrant’s registration statement filed on Form N-1A on March 23, 2010 (SEC file no. 333-165633)
(c)	None
(d.1)	Investment Advisory Agreement between Registrant and RMB Capital Management, LLC	Exhibit 28(d.1) to Registrant’s post-effective amendment number 18 to its registration statement filed on Form N-1A on October 30, 2017 (SEC file no. 333-165633)
(d.2)	Interim Investment Advisory Agreement between Registrant and RMB Capital Management, LLC	Exhibit 28(d.2) to Registrant’s post-effective amendment number 18 to its registration statement filed on Form N-1A on October 30, 2017 (SEC file no. 333-165633)
(d.3)	Investment Advisory Agreement between Registrant and RMB Capital Management, LLC		X
(e.1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC	Exhibit 28(e.1) to Registrant’s post-effective amendment number 18 to its registration statement filed on Form N-1A on October 30, 2017 (SEC file no. 333-165633)
(f)	None
(g.1)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A.	Exhibit 9 to Registrant’s pre-effective amendment 2 to its registration statement filed on Form N-14 on May 20, 2010 (SEC file no. 333-165976)
(g.2)	Form of First Amendment to Custody Agreement between Registrant and U.S. Bank, N.A., adding the Horizon Fund and Skyline Fund	Exhibit 28(g.2) to Registrant’s post-effective amendment number 4 to its registration statement filed on Form N-1A on December 10, 2010 (SEC file no. 333-165633)
(g.3)	Form of Second Amendment to the Custody Agreement between Registrant and U.S. Bank, N.A.	Exhibit 28(g.3) to Registrant’s post-effective amendment number 5 to its registration statement filed on Form N-1A on October 28, 2011 (SEC file no. 333-165633)

Exhibit No.	Exhibit	Incorporated by Reference to:	Filed Herewith	To be filed by Amendment

(h.1.i)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 13(a) to Registrant’s pre-effective amendment 2 to its registration statement filed on Form N-14 on May 20, 2010 (SEC file no. 333-165976)
(h.1.ii)	Form of First Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, adding Horizon Fund and Skyline Fund	Exhibit 28(h.1.ii) to Registrant’s post-effective amendment number 4 to its registration statement filed on Form N-1A on December 10, 2010 (SEC file no. 333-165633)
(h.1.iii)	Form of Second Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.1.iii) to Registrant’s post-effective amendment number 5 to its registration statement filed on Form N-1A on October 28, 2011 (SEC file no. 333-165633)
(h.1.iv)	Form of Third Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.1.iv) to Registrant’s post-effective amendment number 5 to its registration statement filed on Form N-1A on October 28, 2011 (SEC file no. 333-165633)
(h.2.i)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 13(b) to Registrant’s pre-effective amendment 2 to its registration statement filed on Form N-14 on May 20, 2010 (SEC file no. 333-165976)
(h.2.ii)	Form of First Amendment to Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, adding Horizon Fund and Skyline Fund	Exhibit 28(h.2.ii) to Registrant’s post-effective amendment number 4 to its registration statement filed on Form N-1A on December 10, 2010 (SEC file no. 333-165633)
(h.2.iii)	Form of Second Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.2.iii) to Registrant’s post-effective amendment number 5 to its registration statement filed on Form N-1A on October 28, 2011 (SEC file no. 333-165633)
(h.2.iv)	Form of Third Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.2.iv ) to Registrant’s post-effective amendment number 9 to its registration statement filed on Form N-1A on October 24, 2013 (SEC file no. 333-165633)
(h.3.i)	Form of Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 13(d) to Registrant’s pre-effective amendment 2 to its registration statement filed on Form N-14 on May 20, 2010 (SEC file no. 333-165976)
(h.3.ii)	Form of First Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC, adding Horizon Fund and Skyline Fund	Exhibit 28(h.4.ii) to Registrant’s post-effective amendment number 4 to its registration statement filed on Form N-1A on December 10, 2010 (SEC file no. 333-165633)
(h.3.iii)	Form of Second Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.3.iii) to Registrant’s post-effective amendment number 5 to its registration statement filed on Form N-1A on October 28, 2011 (SEC file no. 333-165633)
(h.3.iv)	Form of Third Amendment to the Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC	Exhibit 28(h.3.iv) to Registrant’s post-effective amendment number 9 to its registration statement filed on Form N-1A on October 24, 2013 (SEC file no. 333-165633)
(h.4.i)	Expense Cap/Reimbursement Agreement between the Registrant and the Adviser	Exhibit 28(h.4.i) to Registrant’s post-effective amendment number 18 to its registration statement filed on Form N-1A on October 30, 2017 (SEC file no. 333-165633)
EXHIBITS

Exhibit No.	Exhibit	Incorporated by Reference to:	Filed Herewith	To be filed by Amendment

(i)	Opinion and Consent of Greenberg Traurig, LLP – Not Applicable
(j)	Consent of Ernst & Young, LLP – Not Applicable
(k)	Omitted Financial Statements – None
(l)	Initial Capital Agreements – None
(m)	Rule 12b-1 Plan – None
(n)	Rule 18f-3 Plan – None
(o)	Reserved
(p.i)	Code of Ethics and Personal Trading Policy for Access Persons of RMC Capital Management, LLC, and Registrant		X
(p.ii)	Code of Ethics for Access Persons of Quasar Distributors, LLC	Exhibit 28(p.ii) to Registrant’s post-effective amendment number 11 to its registration statement filed on Form N-1A on October 27, 2014 (SEC file no. 333-165633)
(q)
Powers of Attorney of Walter H. Clark, James W. Haugh, Margaret M. Eisen, and James M. Snyder, as Directors of Registrant, and John G. Davis, Maher Harb, Frank A. Passantino, and Krista Rivers, as Officers of Registrant, dated November 16, 2017
X

EXHIBITS